UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                       FORM N-PX

             ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                                  INVESTMENT COMPANY


Investment Company Act file number     811-22646
                                   ---------------------------------------------

            Private Advisors Alternative Strategies Master Fund
--------------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

                   51 Madison Avenue, New York, NY  10010
--------------------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)

        J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
--------------------------------------------------------------------------------
                  (Name and address of agent for service)


Registrant's telephone number, including area code:  800-624-6782
                                                   -----------------
Date of fiscal year end:   March 31
                        --------------
Date of reporting period: June 30, 2013
                         ----------------

Item 1. Proxy Voting Record.

    The Fund has not voted any proxies during the period covered by this Report.

                                SIGNATURES


   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND


By:      /s/ Stephen P. Fisher
         ------------------------
         Stephen P. Fisher
         President and Principal Executive Officer


Date:    August 29, 2013